UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                       FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment:      ___; Amendment Number:  ___
  This Amendment (Check only one.)  ___ is a restatement.
                                           ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Stadium Capital Management, LLC
Address:    19785 Village Office Court, Suite 101
            Bend, OR  97702

Form 13F File Number:   028-10135

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Bradley R. Kent
Title:      Managing Director
Phone:      541-322-0600

Signature, Place and Date of Signing:
Bradley R. Kent               Bend, OR          May 7, 2009
      [Signature]       [City, State]                 [Date]

Report Type (Check only one.):
XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              -0-

Form 13F Information Table Entry Total:         31

Form 13F Information Table Value Total:         $ 302,934 (X 1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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

NAME OF ISSUER                     TITLE OF  CUSIP         VALUE X1000 SHARES           INV.    OTHER  VOTING AUTH
                                   CLASS                                                DISC.   MGR
                                                                                                       SOLE        SHR   NONE

***CASH STORE FINANCIAL            COMMON    14756F103            5310     1384675  N    SOLE              1384675   0     0
ACXIOM CORP                        COMMON    005125109           14794     1999218  N    SOLE              1999218   0     0
ADMINISTAFF INC                    COMMON    007094105           20511      970682  N    SOLE               970682   0     0
AMERICAN REPROGRAPHICS CO          COMMON    029263100            1200      338910  N    SOLE               338910   0     0
AMERICAN WOODMARK CORP             COMMON    030506109           11706      666630  N    SOLE               666630   0     0
ATLANTIS GROUP INC CL A            COMMON    049156102              21      695459  N    SOLE               695459   0     0
BIG 5 SPORTING GOODS CORP          COMMON    08915P101           20392     3474013  N    SOLE              3474013   0     0
BLUELINX HOLDINGS INC              COMMON    09624H109            2005      768120  N    SOLE               768120   0     0
BRANDPARTNERS GROUP INC            COMMON    10531R107              52     2608973  N    SOLE              2608973   0     0
BUILDERS FIRSTSOURCE INC           COMMON    12008R107           10815     5353858  N    SOLE              5353858   0     0
CARMIKE CINEMAS INC                COMMON    143436400            2044      778589  N    SOLE               778589   0     0
CGI GROUP INC                      COMMON    39945C109           10015     1251922  N    SOLE              1251922   0     0
COLUMBIA BANCORP ORE               COMMON    197231103              12       16737  N    SOLE                16737   0     0
COMERICA INC                       COMMON    200340107            7472      408108  N    SOLE               408108   0     0
COMMERCIAL VEHICLE GROUP INC       COMMON    202608105             606     1101773  N    SOLE              1101773   0     0
CPI INTL INC                       COMMON    12618M100            7326      779389  N    SOLE               779389   0     0
DESTINATION MATERNITY              COMMON    25065D100            3697      585928  N    SOLE               585928   0     0
DRESS BARN INC                     COMMON    261570105           42758     3479128  N    SOLE              3479128   0     0
FAIR ISAAC & CO INC                COMMON    303250104            9496      674908  N    SOLE               674908   0     0
KENEXA CORPORATION                 COMMON    488879107           12956     2403711  N    SOLE              2403711   0     0
MAIDENFORM BRANDS INC              COMMON    560305104            4998      545653  N    SOLE               545653   0     0
NESS TECHNOLOGIES INC              COMMON    64104X108            1667      565254  N    SOLE               565254   0     0
NORTHRIM BANK-ANCHORAGE ALASKA     COMMON    666762109             518       52554  N    SOLE                52554   0     0
OBAGI MEDICAL PRODUCTS INC         COMMON    67423R108            3668      681750  N    SOLE               681750   0     0
PANTRY INC DEL                     COMMON    698657103           14914      846891  N    SOLE               846891   0     0
REGIS CORPORATION                  COMMON    758932107           21895     1515191  N    SOLE              1515191   0     0
RURAL METRO CORP                   COMMON    781748108            2316     2661752  N    SOLE              2661752   0     0
SPSS INC                           COMMON    78462K102           22185      780322  N    SOLE               780322   0     0
TNS INC                            COMMON    872960109           22425     2741465  N    SOLE              2741465   0     0
US AUTO PARTS NETWORK INC          COMMON    90343C100              52       32701  N    SOLE                32701   0     0
WEBSENSE INC                       COMMON    947684106           25108     2092334  N    SOLE              2092334   0     0



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